NUCLEAR PLANT RETIREMENT (Details) (USD $)	3 Months Ended		11 Months Ended	12 Months Ended			24 Months Ended
	Dec. 31, 2014	Mar. 31, 2014	Dec. 31, 2012	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2014	Feb. 01, 2012
To SDGE [Member]
Nuclear Plant, Settlement Agreement [Line Items]
Nuclear Plant, Insurance Recovery Allocation Other Policies	17.50%			17.50%			17.50%
Nuclear Plant, Insurance Recovery Allocation Accidental Outage Policy	5.00%			5.00%			5.00%
Proportionate Share Of Proceeds From Sale of Materials, Supplies, Fuel Retained	5.00%			5.00%			5.00%
Proportionate Share Of Excess Of Cancelled Contract Obligations Over Cancellation Costs Recovered	5.00%			5.00%			5.00%
Nuclear Plant, Lawsuit Recovery Allocation	50.00%			50.00%			50.00%
To Ratepayers [Member]
Nuclear Plant, Settlement Agreement [Line Items]
Nuclear Plant, Insurance Recovery Allocation Other Policies	82.50%			82.50%			82.50%
Nuclear Plant, Insurance Recovery Allocation Accidental Outage Policy	95.00%			95.00%			95.00%
Nuclear Plant, Lawsuit Recovery Allocation	50.00%			50.00%			50.00%
San Diego Gas and Electric Company [Member]
SONGS Plant Investment [Line Items]
Regulatory Asset, Nuclear Plant Closure	$ 308,000,000			$ 308,000,000			$ 308,000,000
Plant closure loss				6,000,000	200,000,000	0
Plant closure (adjustment) loss	19,000,000	(13,000,000)
Plant closure (adjustment) loss, after tax	12,000,000	9,000,000
Loss From Plant Closure, After Tax (cumulative)				21,000,000	119,000,000
Nuclear Plant, Return On Ratebase			2.75%				2.35%
Charge To Reduce Tax Regulatory Assets Attributable To Nuclear Plant		17,000,000
Nuclear Plant, Net Book Investment, Steam Generator Replacement								160,000,000
Portion Of Weighted Average Return On Preferred Stock Included In Nuclear Plant Return On Ratebase	50.00%			50.00%			50.00%
Other Commitments [Line Items]
Five-year research funding commitment, annual amount	1,000,000			1,000,000			1,000,000
Utility Share Of Nuclear Decommissioning Costs, Units 2 and 3	899,000,000			899,000,000			899,000,000
Total Estimated Nuclear Decommissioning Costs, Latest Cost Study	4,411,000,000			4,411,000,000			4,411,000,000
Requested Contribution to NDT Reset at 2016 start	$ 0			$ 0			$ 0